Derivative financial instruments and risk management (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Designated derivatives | Fair Value Hedges
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	$ (41)	$ (107)	$ (20)
Gains (Losses) on Borrowings	23	114	36
Designated derivatives | Fair Value Hedges | Interest rate contracts | Financial Products | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives	(41)	(107)	(20)
Gains (Losses) on Borrowings	23	114	36
Designated derivatives | Cash Flow Hedges
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	(187)	(6)	(77)
Amount of Gains (Losses) Reclassified from AOCI to Earnings	(6)	(66)	(26)
Recognized in Earnings (Ineffective Portion)	0	1	(1)
Designated derivatives | Cash Flow Hedges | Foreign exchange contracts | Machinery, Energy & Transportation
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	(118)	(4)	(78)
Designated derivatives | Cash Flow Hedges | Foreign exchange contracts | Machinery, Energy & Transportation | Other Income (Expense)
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Reclassified from AOCI to Earnings	5	(57)	(30)
Recognized in Earnings (Ineffective Portion)	0	0	0
Gains (Losses) reclassified from AOCI to earnings for derivatives dedesignated as related transactions are no longer probable to occur		(3)	(7)
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Machinery, Energy & Transportation
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	(63)	0
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Machinery, Energy & Transportation | Other Income (Expense)
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Reclassified from AOCI to Earnings		(3)
Recognized in Earnings (Ineffective Portion)		0
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Machinery, Energy & Transportation | Interest expense
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Reclassified from AOCI to Earnings	(5)
Recognized in Earnings (Ineffective Portion)	0
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Financial Products
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Recognized in AOCI (Effective Portion)	(6)	(2)	1
Designated derivatives | Cash Flow Hedges | Interest rate contracts | Financial Products | Interest expense
Derivative Instruments Gain (Loss)
Amount of Gains (Losses) Reclassified from AOCI to Earnings	(6)	(6)	4
Recognized in Earnings (Ineffective Portion)	0	1	(1)
Undesignated derivatives
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	(120)	18	72
Undesignated derivatives | Foreign exchange contracts | Machinery, Energy & Transportation | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	(60)	17	62
Undesignated derivatives | Foreign exchange contracts | Financial Products | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	(47)	8	6
Undesignated derivatives | Interest rate contracts | Machinery, Energy & Transportation | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	2	(1)	2
Undesignated derivatives | Interest rate contracts | Financial Products | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	0	(3)	0
Undesignated derivatives | Commodity contracts | Machinery, Energy & Transportation | Other Income (Expense)
Derivative Instruments Gain (Loss)
Gains (Losses) on Derivatives Not Designated as Hedging Instruments	$ (15)	$ (3)	$ 2